Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Summary of Compensation of Key Management

Key management are the Company’s board of directors, and the executive management team. The remuneration of directors and members of the executive management team was as follows:

	Years Ended December 31,
	2023	2022
	$	$
Equity compensation	4,115	2,140
Salaries, bonuses, benefits and directors' fees included in general & administrative expenses	5,189	5,149
Salaries, bonuses and benefits included in exploration expenditures	180	1,286
Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	625	1,097
Salaries and benefits capitalized to Thacker Pass project prior to separation	234	-
	10,343	9,672

	December 31, 2023	December 31, 2022
	$	$
Total due to directors and executive team	66	3,363